Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements

As of December 31, 2016, future minimum lease under non-cancelable operating lease and other agreements were as follows:

	Rental commitments	Other commitments	Total
	RMB	RMB	RMB
2017	29,473	6,221	35,694
2018	14,244	5,609	19,853
2019	8,388	4,596	12,984
2020 and thereafter	4,086	4,846	8,932

	56,191	21,272	77,463